UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07920

Western Asset High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

George P. Hoyt

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2021

WESTERN ASSET

HIGH INCOME

OPPORTUNITY FUND

INC. (HIO)

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you invest through a financial intermediary and you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that financial intermediary. If you are a direct shareholder with the Fund, you can call the Fund at 1-888-888-0151, or write to the Fund by regular mail at P.O. Box 505000, Louisville, KY 40233 or by overnight delivery to Computershare, 462 South 4th Street, Suite 1600, Louisville, KY 40202 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund seeks high current income. Capital appreciation is a secondary objective.

In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset High Income Opportunity Fund Inc. for the six-month reporting period ended March 31, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

April 30, 2021

II	Western Asset High Income Opportunity Fund Inc.

Performance review

For the six months ended March 31, 2021, Western Asset High Income Opportunity Fund Inc. returned 6.56% based on its net asset value (“NAV”)i and 7.75% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexii, returned 7.35% for the same period. The Lipper High Yield Closed-End Funds Category Averageiii returned 8.69% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

During this six-month period, the Fund made distributions to shareholders totaling $0.19 per share. As of March 31, 2021, the Fund estimates that 83% of the distributions were sourced from net investment income and 17% constituted a return of capital.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of March 31, 2021. Past performance is no guarantee of future results.

Performance Snapshot as of March 31, 2021 (unaudited)
Price Per Share	6-Month Total Return**
$5.42 (NAV)	6.56	%†
$5.08 (Market Price)	7.75	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “HIO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under the symbol “XHIOX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com (click on the name of the Fund).

*

These estimates are not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

Western Asset High Income Opportunity Fund Inc.	III

Performance review (cont’d)

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset High Income Opportunity Fund Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

April 30, 2021

RISKS: The Fund is a diversified closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Diversification does not assure against market loss. The Fund’s investments are subject to a number of risks, such as credit risk, inflation risk and interest rate risk. The Fund may invest in lower-rated high-yield bonds, commonly known as “junk bonds,” which are subject to greater credit risk (risk of default) and liquidity risk than higher-rated obligations. The Fund is also permitted purchases of equity securities. Equity securities generally have greater price volatility than fixed income securities. As interest rates rise, bond prices fall, reducing the value of the Fund’s holdings. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. In addition, the Fund may invest in foreign securities, which are subject to certain risks of overseas investing, including currency fluctuations and changes in political, social and economic conditions, which could result in significant fluctuations. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Fund may also invest in money market funds, including funds affiliated with the Fund’s manager and subadviser.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset High Income Opportunity Fund Inc.

[i]

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

ii

The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

iii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 10 funds in the Fund’s Lipper category. Western Asset High Income Opportunity Fund Inc. V .

Western Asset High Income Opportunity Fund Inc.	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of March 31, 2021 and September 30, 2020 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	1

Schedule of investments (unaudited)

March 31, 2021

Western Asset High Income Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 92.9%
Communication Services — 17.6%
Diversified Telecommunication Services — 4.8%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	3,590,000	$4,044,476	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	10,819,000	11,266,366	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	2,573,000	2,823,211	(a)
Cogent Communications Group Inc.,
Senior Secured Notes	5.375%	3/1/22	670,000	689,262	(a)
Frontier Communications Corp., Senior
Secured Notes	5.000%	5/1/28	730,000	744,786	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,910,000	3,016,681	(a)
Lumen Technologies Inc., Senior Notes	4.500%	1/15/29	2,050,000	2,003,209	(a)
Total Diversified Telecommunication Services				24,587,991
Entertainment — 0.2%
Netflix Inc., Senior Notes	5.875%	11/15/28	703,000	851,205
Media — 7.8%
CCO Holdings LLC/CCO Holdings Capital
Corp., Senior Notes	5.125%	5/1/27	3,321,000	3,515,777	(a)
CCO Holdings LLC/CCO Holdings Capital
Corp., Senior Notes	5.000%	2/1/28	12,669,000	13,412,037	(a)
CCO Holdings LLC/CCO Holdings Capital
Corp., Senior Notes	4.500%	8/15/30	380,000	387,773	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	9,670,000	10,127,246
DISH DBS Corp., Senior Notes	7.750%	7/1/26	8,126,000	8,979,230
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	2,070,000	2,277,000	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	1,290,000	1,340,929	(a)
Total Media				40,039,992
Wireless Telecommunication Services — 4.8%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	1,870,000	1,970,512	(a)
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	490,000	542,369	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,190,000	2,765,631
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,910,000	8,745,322
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	3,770,000	4,003,269
Sprint Corp., Senior Notes	7.250%	9/15/21	2,800,000	2,873,780
Sprint Corp., Senior Notes	7.875%	9/15/23	360,000	411,930
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,080,000	1,088,100

See Notes to Financial Statements.

2	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,530,000	$1,619,543	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	940,000	995,014	(a)
Total Wireless Telecommunication Services				25,015,470
Total Communication Services				90,494,658
Consumer Discretionary — 14.8%
Auto Components — 2.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	3,529,000	3,651,915	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	1,080,000	1,200,150	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	4,523,000	4,698,266
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,728,000	2,888,270	(a)
Total Auto Components				12,438,601
Automobiles — 1.9%
Ford Motor Co., Senior Notes	9.000%	4/22/25	3,280,000	3,976,672
Ford Motor Credit Co. LLC, Senior Notes	3.813%	10/12/21	200,000	202,498
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	1,955,000	2,025,458
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	1,650,000	1,784,063
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,310,000	1,301,144
General Motors Co., Senior Notes	6.125%	10/1/25	380,000	447,285
Total Automobiles				9,737,120
Diversified Consumer Services — 1.8%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,510,000	2,644,436	(a)
Frontdoor Inc., Senior Notes	6.750%	8/15/26	3,202,000	3,414,132	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	1,975,000	2,367,156
WW International Inc., Senior Notes	8.625%	12/1/25	880,000	917,246	(a)
Total Diversified Consumer Services				9,342,970
Hotels, Restaurants & Leisure — 6.7%
1011778 BC ULC/New Red Finance Inc.,
Senior Secured Notes	4.250%	5/15/24	474,000	480,034	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	670,000	720,619	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	1,820,000	1,870,050	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	960,000	1,025,088	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	1,230,000	1,326,217	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	3,480,000	4,219,952	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	2,400,000	2,821,920	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	1,840,000	1,851,500	(a)

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

March 31, 2021

Western Asset High Income Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Hotels, Restaurants & Leisure — continued
Saga PLC, Senior Notes	3.375%	5/12/24	2,640,000	GBP	$3,457,498	(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,438,000		1,491,026	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	991,000		970,561	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	6,060,000		6,255,132	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,200,000		1,413,000	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	1,050,000		1,063,440	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,250,000		1,237,731	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	220,000		230,175	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	2,840,000		3,082,252	(a)
Yum! Brands Inc., Senior Notes	7.750%	4/1/25	640,000		700,800	(a)
Total Hotels, Restaurants & Leisure					34,216,995
Specialty Retail — 1.8%
L Brands Inc., Senior Secured Notes	6.875%	7/1/25	2,680,000		2,979,691	(a)
Michaels Stores Inc., Senior Notes	8.000%	7/15/27	1,320,000		1,460,831	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	510,000		520,838	(a)
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	1,030,000		1,062,831	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		541,850	(a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.500%	11/1/23	1,060,000		1,069,720
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	1,590,000		1,642,072
Total Specialty Retail					9,277,833
Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	756,000		811,755	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	300,000		322,125	(b)
Total Textiles, Apparel & Luxury Goods					1,133,880
Total Consumer Discretionary					76,147,399
Consumer Staples — 2.3%
Food Products — 2.1%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	830,000		956,755
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	165,000		185,942
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	3,480,000		4,033,483

See Notes to Financial Statements.

4	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	1,550,000	$1,624,030
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	3,620,000	3,884,079	(a)
Total Food Products				10,684,289
Household Products — 0.2%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,210,000	1,249,325
Total Consumer Staples				11,933,614
Energy — 16.7%
Oil, Gas & Consumable Fuels — 16.7%
Apache Corp., Senior Notes	5.100%	9/1/40	1,480,000	1,449,475
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	730,000	788,104	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	230,000	239,837	(a)
Chesapeake Energy Corp., Senior Notes	5.875%	2/1/29	260,000	276,088	(a)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	300,000	308,063
Continental Resources Inc., Senior Notes	4.375%	1/15/28	220,000	231,605
Continental Resources Inc., Senior Notes	4.900%	6/1/44	1,050,000	1,051,990
Ecopetrol SA, Senior Notes	6.875%	4/29/30	1,380,000	1,682,786
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	640,000	696,746	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	3,180,000	3,249,562
EQT Corp., Senior Notes	8.500%	2/1/30	650,000	829,757
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	6,920,000	9,734,754
MEG Energy Corp., Secured Notes	6.500%	1/15/25	760,000	785,992	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,520,000	2,021,321	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	760,000	757,055	(a)
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	1,330,000	1,317,086
Occidental Petroleum Corp., Senior Notes	5.875%	9/1/25	4,970,000	5,319,391
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	794,265
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	800,000	884,860
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	1,070,000	1,102,100
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	7,740,000	8,459,510

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2021

Western Asset High Income Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	5,120,000	$5,692,902
Range Resources Corp., Senior Notes	5.000%	8/15/22	405,000	413,181
Range Resources Corp., Senior Notes	5.000%	3/15/23	750,000	763,594
Range Resources Corp., Senior Notes	4.875%	5/15/25	790,000	783,285
Range Resources Corp., Senior Notes	9.250%	2/1/26	6,445,000	7,010,678
Range Resources Corp., Senior Notes	8.250%	1/15/29	620,000	664,563	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,140,000	1,234,050	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	490,000	513,888
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	670,000	729,751
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	450,000	496,609
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,920,000	1,662,240	(a)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	2,900,000	3,152,923
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,070,000	1,076,463
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	9,585,000	10,380,938
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	530,000	554,502
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,030,000	1,135,747
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	620,000	822,019
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,190,000	3,917,772
WPX Energy Inc., Senior Notes	8.250%	8/1/23	810,000	931,500
YPF SA, Senior Notes	8.500%	7/28/25	1,600,000	1,122,248	(a)
YPF SA, Senior Notes	6.950%	7/21/27	1,530,000	929,796	(a)
Total Energy				85,968,996
Financials — 13.6%
Banks — 8.6%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	1,760,000	1,975,600	(c)(d)

See Notes to Financial Statements.

6	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	2,460,000	$2,502,336	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	488,000	535,710
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	950,000	1,054,950	(c)(d)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	3,410,000	3,516,716	(a)(d)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,470,000	1,706,222	(a)(c)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	2,740,000	2,959,200	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	5,510,000	5,867,103	(c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	2,290,000	2,766,606	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	710,000	779,047	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	3,630,000	3,966,869	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	4,610,000	5,170,115	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	2,520,000	2,718,690	(c)(d)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	1,880,000	2,760,254	(c)(d)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	1,220,000	1,251,683	(c)(d)

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2021

Western Asset High Income Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
TC Ziraat Bankasi AS, Senior Notes	5.125%	9/29/23	2,040,000	$2,003,878	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,270,000	2,677,034	(a)(d)
Total Banks				44,212,013
Capital Markets — 2.0%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	4,320,000	4,689,338	(a)(c)(d)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,880,000	2,662,024
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,690,000	2,956,539	(a)(c)(d)
Total Capital Markets				10,307,901
Consumer Finance — 0.5%
Navient Corp., Senior Notes	5.875%	10/25/24	1,080,000	1,136,819
Navient Corp., Senior Notes	6.750%	6/15/26	1,400,000	1,520,225
Total Consumer Finance				2,657,044
Diversified Financial Services — 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	1,750,000	1,921,797
DAE Funding LLC, Senior Notes	4.500%	8/1/22	3,663,000	3,695,051	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	600,000	650,996
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	5,497,928	5,279,386	(a)(e)
Total Diversified Financial Services				11,547,230
Insurance — 0.3%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,010,000	1,406,172	(a)
Total Financials				70,130,360
Health Care — 9.1%
Health Care Providers & Services — 3.4%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,300,000	1,406,990	(a)
HCA Inc., Senior Notes	7.690%	6/15/25	490,000	592,506
HCA Inc., Senior Notes	7.500%	11/15/95	6,265,000	8,587,467
Magellan Health Inc., Senior Notes	4.900%	9/22/24	2,055,000	2,210,409

See Notes to Financial Statements.

8	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	2,500,000	$2,643,150	(a)
Tenet Healthcare Corp., Senior Secured Notes	7.500%	4/1/25	2,050,000	2,216,224	(a)
Total Health Care Providers & Services				17,656,746
Pharmaceuticals — 5.7%
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,160,000	1,288,516	(a)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	6,350,000	6,516,370	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	2,200,000	2,394,359	(a)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	630,000	645,120	(a)
Endo Luxembourg Finance Co. I Sarl/ Endo US Inc., Senior Secured Notes	6.125%	4/1/29	1,150,000	1,161,500	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	3,980,000	3,997,413
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	6,200,000	6,203,875
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	2,460,000	2,452,128
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	3,510,000	3,746,311
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,150,000	1,101,125
Total Pharmaceuticals				29,506,717
Total Health Care				47,163,463
Industrials — 10.6%
Aerospace & Defense — 0.8%
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	3,710,000	4,043,900	(a)
Airlines — 7.8%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	2,010,000	2,094,299	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,850,000	1,970,065	(a)
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	300,000	300,000
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	2,510,000	2,538,427
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,660,000	4,762,719
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	2,580,000	2,581,505
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	720,000	842,743
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	6,330,000	7,297,139	(a)

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2021

Western Asset High Income Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	286,707	$299,450
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,290,000	1,372,367	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	2,620,000	2,875,450	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	6,610,000	7,485,263	(a)
United Airlines Holdings Inc., Senior Notes	4.250%	10/1/22	4,850,000	4,940,937
United Airlines Holdings Inc., Senior Notes	5.000%	2/1/24	800,000	813,500
Total Airlines				40,173,864
Building Products — 0.6%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,951,000	3,081,951	(a)
Commercial Services & Supplies — 0.5%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	820,000	732,875
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	1,782,000	1,965,769	(a)
Total Commercial Services & Supplies				2,698,644
Electrical Equipment — 0.4%
Sensata Technologies BV, Senior Notes	4.000%	4/15/29	1,800,000	1,835,829	(a)(f)
Trading Companies & Distributors — 0.5%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,800,000	1,752,750	(a)
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	750,000	801,281
Total Trading Companies & Distributors				2,554,031
Total Industrials				54,388,219
Information Technology — 1.7%
Communications Equipment — 1.0%
CommScope Inc., Senior Notes	8.250%	3/1/27	4,760,000	5,099,174	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	60,000	61,284	(a)
Total Communications Equipment				5,160,458
Software — 0.0%††
Interface Special Holdings Inc., Senior Notes (19.000% PIK)	19.000%	11/1/23	2,734,286	0	*(e)(g)(h)(i)(j)

See Notes to Financial Statements.

10	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Technology Hardware, Storage & Peripherals — 0.7%
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	1,040,000	$1,071,590	(a)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,370,000	1,459,974
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	670,000	727,972
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	400,000	440,250
Total Technology Hardware, Storage & Peripherals				3,699,786
Total Information Technology				8,860,244
Materials — 5.2%
Containers & Packaging — 1.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,073,000	2,179,241	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	3,935,000	4,058,952	(a)
Trivium Packaging Finance BV, Senior Notes	8.500%	8/15/27	980,000	1,065,236	(a)
Total Containers & Packaging				7,303,429
Metals & Mining — 3.8%
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	2,960,000	4,056,875
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	2,710,000	2,761,558	(a)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	550,000	560,161
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	730,000	761,631
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	4,280,000	5,156,801
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	1,050,000	1,262,997
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,320,000	3,088,500
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,500,000	2,006,100
Total Metals & Mining				19,654,623
Total Materials				26,958,052
Real Estate — 0.3%
Equity Real Estate Investment Trusts (REITs) — 0.3%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	700,000	793,275
Service Properties Trust, Senior Notes	5.500%	12/15/27	860,000	910,391
Total Real Estate				1,703,666
Utilities — 1.0%
Electric Utilities — 0.2%
Pampa Energia SA, Senior Notes	7.500%	1/24/27	1,530,000	1,250,010	(a)

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2021

Western Asset High Income Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†		Value
Gas Utilities — 0.8%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	3,750,000		$3,911,719
Total Utilities					5,161,729
Total Corporate Bonds & Notes (Cost — $405,878,041)					478,910,400
Sovereign Bonds — 1.7%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	280,362		101,070
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	998,400		336,012
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	810,000		311,850	*(a)(g)
Provincia de Cordoba, Senior Notes, Step bond (3.000% to 6/1/21, 5.000% to 6/1/22 then 6.990%)	3.000%	6/1/27	740,000		440,300	(a)
Total Argentina					1,189,232
Brazil — 0.0%††
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	274,000	BRL	51,131
Ghana — 0.2%
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	1,000,000		985,303	(a)
Indonesia — 0.2%
Indonesia Treasury Bond	8.250%	7/15/21	11,280,000,000	IDR	787,301
Russia — 1.1%
Russian Federal Bond — OFZ	7.000%	1/25/23	110,080,000	RUB	1,490,542
Russian Federal Bond — OFZ	7.750%	9/16/26	315,370,000	RUB	4,386,650
Total Russia					5,877,192
Total Sovereign Bonds (Cost — $9,533,454)					8,890,159
Senior Loans — 1.0%
Consumer Discretionary — 0.6%
Hotels, Restaurants & Leisure — 0.3%
Royal Caribbean Cruises Ltd., First Lien Term Loan A	—	4/5/22	1,480,000		1,407,850	(k)
Specialty Retail — 0.3%
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	2/12/28	1,570,000		1,569,346	(d)(l)(m)
Total Consumer Discretionary					2,977,196

See Notes to Financial Statements.

12	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 0.4%
Airlines — 0.4%
JetBlue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	1,934,625	$1,984,602	(d)(l)(m)
Total Senior Loans (Cost — $4,898,176)				4,961,798
Convertible Bonds & Notes — 0.8%
Communication Services — 0.8%
Media — 0.8%
DISH Network Corp., Senior Notes (Cost — $3,527,076)	3.375%	8/15/26	4,050,000	3,903,390
Asset-Backed Securities — 0.7%
Magnetite XII Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%) ( Cost — $3,347,031)	5.921%	10/15/31	3,400,000	3,376,560	(a)(d)

			Shares
Preferred Stocks — 0.6%
Financials — 0.6%
Banks — 0.6%
GMAC Capital Trust I, Non Voting Shares (3 mo. USD LIBOR + 5.785%) ( Cost — $3,251,012)	5.983%		130,709	3,330,465	(d)
Convertible Preferred Stocks — 0.3%
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Targa Resources Corp., Non Voting Shares (Cost — $1,312,500)	9.500%		1,250	1,326,311
Common Stocks — 0.1%
Consumer Discretionary — 0.1%
Specialty Retail — 0.1%
Party City Holdings Inc.			127,129	737,348	*

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2021

Western Asset High Income Opportunity Fund Inc.

Security		Shares	Value
Energy — 0.0%††
Energy Equipment & Services — 0.0%††
Hercules Offshore Inc. (Escrow)		87,452	$51,696	*(h)(i)
KCAD Holdings I Ltd.		427,421,041	0	*(h)(i)(j)
Total Energy			51,696
Total Common Stocks (Cost — $6,765,025)			789,044
Total Investments before Short-Term Investments (Cost — $438,512,315)			505,488,127

	Rate
Short-Term Investments — 2.0%
Dreyfus Government Cash Management, Institutional Shares (Cost — $10,170,658)	0.030%	10,170,658	10,170,658
Total Investments — 100.1% (Cost — $448,682,973)			515,658,785
Liabilities in Excess of Other Assets — (0.1)%			(267,438)
Total Net Assets — 100.0%			$515,391,347

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of March 31, 2021.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	Value is less than $1.

(k)	All or a portion of this loan is unfunded as of March 31, 2021. The interest rate for fully unfunded term loans is to be determined.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Financial Statements.

14	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

Western Asset High Income Opportunity Fund Inc.

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

GBP	— British Pound

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

LIBOR	— London Interbank Offered Rate

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PIK	— Payment-In-Kind

RUB	— Russian Ruble

USD	— United States Dollar

At March 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	73,166	EUR	60,000	BNP Paribas SA	4/19/21	$2,776
USD	73,389	EUR	60,000	BNP Paribas SA	4/19/21	3,000
GBP	439,020	USD	599,511	Citibank N.A.	4/19/21	5,760
USD	1,746,475	GBP	1,286,562	Citibank N.A.	4/19/21	(27,292)
USD	36,786	EUR	30,174	Goldman Sachs Group Inc.	4/19/21	1,387
USD	36,893	EUR	30,000	Goldman Sachs Group Inc.	4/19/21	1,698
USD	49,191	EUR	40,000	Goldman Sachs Group Inc.	4/19/21	2,264
USD	2,028,322	GBP	1,500,000	Goldman Sachs Group Inc.	4/19/21	(39,709)
Total						$(50,116)

Abbreviation(s) used in this table:

EUR	— Euro

GBP	— British Pound

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	15

Statement of assets and liabilities (unaudited)

March 31, 2021

Assets:
Investments, at value (Cost — $448,682,973)	$515,658,785
Foreign currency, at value (Cost — $677,519)	667,518
Cash	57,808
Interest receivable	7,162,890
Receivable for securities sold	1,904,575
Unrealized appreciation on forward foreign currency contracts	16,885
Prepaid expenses	36,174
Total Assets	525,504,635

Liabilities:
Payable for securities purchased	6,611,055
Distributions payable	2,852,976
Investment management fee payable	340,050
Unrealized depreciation on forward foreign currency contracts	67,001
Directors’ fees payable	43,063
Accrued expenses	199,143
Total Liabilities	10,113,288
Total Net Assets	$515,391,347

Net Assets:
Par value ($0.001 par value; 95,099,215 shares issued and outstanding; 500,000,000 shares authorized)	$95,099
Paid-in capital in excess of par value	605,736,314
Total distributable earnings (loss)	(90,440,066)
Total Net Assets	$515,391,347

Shares Outstanding	95,099,215

Net Asset Value	$5.42

See Notes to Financial Statements.

16	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2021

Investment Income:
Interest	$18,518,205
Dividends	107,726
Less: Foreign taxes withheld	(13,470)
Total Investment Income	18,612,461

Expenses:
Investment management fee (Note 2)	2,240,109
Directors’ fees	113,880
Transfer agent fees	96,265
Stock exchange listing fees	32,655
Legal fees	32,583
Audit and tax fees	26,769
Shareholder reports	13,670
Custody fees	11,450
Insurance	4,292
Fund accounting fees	3,989
Interest expense	1,101
Miscellaneous expenses	7,089
Total Expenses	2,583,852
Less: Fee waivers and/or expense reimbursements (Note 2)	(70,003)
Net Expenses	2,513,849
Net Investment Income	16,098,612

Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	8,505,208	†
Forward foreign currency contracts	(294,858)
Foreign currency transactions	(6,166)
Net Realized Gain	8,204,184
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	12,320,432
Forward foreign currency contracts	122,248
Foreign currencies	(11,883)
Change in Net Unrealized Appreciation (Depreciation)	12,430,797
Net Gain on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	20,634,981
Increase in Net Assets From Operations	$36,733,593

†	Net of foreign capital gains tax of $30,806.

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	17

Statements of changes in net assets

For the Six Months Ended March 31, 2021 (unaudited) and the Year Ended September 30, 2020	2021	2020

Operations:
Net investment income	$16,098,612	$42,746,136
Net realized gain (loss)	8,204,184	(33,989,517)
Change in net unrealized appreciation (depreciation)	12,430,797	9,396,627
Increase in Net Assets From Operations	36,733,593	18,153,246

Distributions to Shareholders From (Note 1):
Total distributable earnings	(19,336,840)	(39,482,188)
Return of capital	—	(9,354,366)
Decrease in Net Assets From Distributions to Shareholders	(19,336,840)	(48,836,554)

Fund Share Transactions:
Cost of shares repurchased (0 and 1,150,582 shares repurchased, respectively) (Note 7)	—	(4,227,008)
Cost of shares repurchased through tender offer (31,699,738 and 0 shares repurchased, respectively) (Note 5)	(170,227,593)	—
Decrease in Net Assets From Fund Share Transactions	(170,227,593)	(4,227,008)

Capital Contributions:
Capital contributions	—	20,487
Decrease in Net Assets	(152,830,840)	(34,889,829)

Net Assets:
Beginning of period	668,222,187	703,112,016
End of period	$515,391,347	$668,222,187

See Notes to Financial Statements.

18	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

Financial highlights

For a share of capital stock outstanding throughout each year ended September 30, unless otherwise noted:
	2021[1,2]		2020[1]	2019[1]	2018[1]	2017[1]	2016[1]

Net asset value, beginning of period	$5.27		$5.50	$5.44	$5.65	$5.55	$5.47

Income (loss) from operations:
Net investment income	0.16		0.34	0.35	0.33	0.35	0.39
Net realized and unrealized gain (loss)	0.17		(0.20)	0.04	(0.21)	0.12	0.12
Total income from operations	0.33		0.14	0.39	0.12	0.47	0.51

Less distributions from:
Net investment income	(0.19)	[3]	(0.31)	(0.34)	(0.33)	(0.36)	(0.43)
Return of capital	—		(0.07)	—	—	(0.01)	—
Total distributions	(0.19)		(0.38)	(0.34)	(0.33)	(0.37)	(0.43)
Anti-dilutive impact of repurchase plan	—		0.01 [4]	0.01 [4]	0.00 [4,5]	—	—
Anti-dilutive impact of tender offer	0.01	[6]	—	—	—	—	—
Capital contributions	—		0.00 [5]	—	—	—	—

Net asset value, end of period	$5.42		$5.27	$5.50	$5.44	$5.65	$5.55
Market price, end of period	$5.08		$4.90	$5.05	$4.76	$5.13	$5.05
Total return, based on NAV[7,8]	6.56%		3.13%[9]	7.63%	2.15%	8.81%	9.99%
Total return, based on Market Price[10]	7.75%		5.05%	13.72%	(0.84)%	9.28%	17.69%

Net assets, end of period (millions)	$515		$668	$703	$703	$730	$717

Ratios to average net assets:
Gross expenses	0.92%[11]		1.01%[12]	0.88%	0.89%	0.92%[13]	0.97%[13]
Net expenses	0.90	[11,14]	0.99 [12,14]	0.86 [14]	0.89	0.92 [13]	0.97 [13]
Net investment income	5.75	[11]	6.35	6.46	6.00	6.19	7.29

Portfolio turnover rate	21%		63%	83%	104%	79%	67%

See Notes to Financial Statements.

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	19

Financial highlights (cont’d)

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2021 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

The repurchase plan was completed at an average repurchase price of $3.67 for 1,150,582 shares and $4,227,008 for the year ended September 30, 2020, an average repurchase price of $4.53 for 1,186,747 shares and $5,381,207 for the year ended September 30, 2019 and an average repurchase price of $4.82 for 95,929 shares and $462,283 for the year ended September 30, 2018.

[5]	Amount represents less than $0.005 per share.

[6]	The tender offer was completed at a price of $5.37 for 31,699,738 shares and $170,227,593 for the six months ended March 31, 2021.

[7]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[8]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Includes the effect of a capital contribution. Absent the capital contribution, the total return would have been unchanged.

[10]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[11]	Annualized.

[12]

Included in the expense ratios are certain non-recurring legal and transfer agent fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.92% and 0.90%, respectively.

[13]

Included in the expense ratios are certain non-recurring reorganization fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.90% and 0.93% for the years ended September 30, 2017 and 2016, respectively.

[14]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

20	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income. Capital appreciation is a secondary objective. In seeking to fulfill its investment objectives, the Fund invests, under normal market conditions, at least 80% of its net assets in high-yield securities and up to 20% in common stock equivalents, including options, warrants and rights.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Information Technology	—	$8,860,244	$0	*	$8,860,244
Other Corporate Bonds & Notes	—	470,050,156	—		470,050,156
Sovereign Bonds	—	8,890,159	—		8,890,159
Senior Loans	—	4,961,798	—		4,961,798
Convertible Bonds & Notes	—	3,903,390	—		3,903,390
Asset-Backed Securities	—	3,376,560	—		3,376,560
Preferred Stocks	$3,330,465	—	—		3,330,465
Convertible Preferred Stocks	—	1,326,311	—		1,326,311
Common Stocks:
Consumer Discretionary	737,348	—	—		737,348
Energy	—	—	51,696		51,696
Total Long-Term Investments	4,067,813	501,368,618	51,696		505,488,127
Short-Term Investments†	10,170,658	—	—		10,170,658
Total Investments	$14,238,471	$501,368,618	$51,696		$515,658,785
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$16,885	—		$16,885
Total	$14,238,471	$501,385,503	$51,696		$515,675,670

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$67,001	—	$67,001

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

24	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

(d) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At March 31, 2021, the Fund had sufficient cash and/or securities to cover these commitments.

(e) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(g) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(h) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

26	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of March 31, 2021, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $67,001. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivative counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

28	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets. LMPFA implemented a voluntary investment management fee waiver equal to 0.025% of the Fund’s average daily net assets effective December 1, 2018 through May 31, 2021.

During the six months ended March 31, 2021, fees waived and/or expenses reimbursed amounted to $70,003.

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. Western Asset Limited provides certain subadvisory services to the Fund relating to currency transactions and investments in non-U.S. dollar denominated debt securities. Western Asset Limited does not receive any compensation from the Fund and is paid by Western Asset for its services to the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to Western Asset Limited to manage.

All officers and one Director of the Fund are employees of Franklin Resources or its affiliates and do not receive compensation from the Fund.

3. Investments

During the six months ended March 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$99,511,804	$14,497,647
Sales	270,031,134	16,038,418

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

At March 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$448,682,973	$77,484,886	$(10,509,074)	$66,975,812
Forward foreign currency contracts	—	16,885	(67,001)	(50,116)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2021.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$16,885

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$67,001

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(294,858)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$122,248

30	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

During the six months ended March 31, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$1,324,636
Forward foreign currency contracts (to sell)	4,571,940

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	$5,776	—	$5,776	—	$5,776
Citibank N.A.	5,760	$(27,292)	(21,532)	—	(21,532)
Goldman Sachs Group Inc.	5,349	(39,709)	(34,360)	—	(34,360)
Total	$16,885	$(67,001)	$(50,116)	—	$(50,116)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Tender offer

On June 22, 2020, the Fund’s Board of Directors authorized (subject to certain conditions) a cash tender offer for up to 25% of the Fund’s outstanding shares at a price per share equal to 99.5% of the Fund’s net asset value per share as of the business day immediately following the expiration date of the tender offer. On October 19, 2020, the Fund commenced its tender offer, which expired on November 16, 2020. On November 19, 2020, the Fund announced the final results of the tender offer. A total of 60,615,942 shares were duly tendered and not withdrawn. Because the number of shares tendered exceeded 31,699,738 shares, the tender offer was oversubscribed. Therefore, in accordance with the terms and conditions specified in the tender offer, the Fund purchased shares from all tendering stockholders on a pro rata basis, disregarding fractions. Accordingly, on a pro rata basis approximately 52.30% of shares for each stockholder who properly tendered shares were accepted for payment. The shares accepted for tender were repurchased at a price of $5.37 equal to 99.5% of the per share net asset value, $5.40, as of the close of the regular trading session of the New York Stock Exchange on November 17, 2020. Payment for such shares was made on November 19, 2020. Shares that were not tendered remain outstanding.

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

6. Distributions subsequent to March 31, 2021

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
3/24/2021	4/1/2021	$0.0300
4/23/2021	5/3/2021	$0.0300
5/21/2021	6/1/2021	$0.0300
6/23/2021	7/1/2021	$0.0300
7/23/2021	8/2/2021	$0.0300
8/24/2021	9/1/2021	$0.0300

7. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts.

During the six months ended March 31, 2021, the Fund did not repurchase any shares.

Since the commencement of the stock repurchase program through March 31, 2021, the Fund repurchased 2,433,258 shares or 1.88% of its common shares outstanding for a total amount of $10,070,498.

8. Deferred capital losses

As of September 30, 2020, the Fund had deferred capital losses of $152,053,500, which have no expiration date, that will be available to offset future taxable capital gains.

9. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

32	Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset High Income Opportunity Fund Inc. 2021 Semi-Annual Report	33

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset High Income Opportunity Fund Inc. was held on April 9, 2021 for the purpose of considering and voting upon the proposals presented at the Meeting. The following table provides information concerning the matters voted upon at the Meeting:

Election of directors

Nominees	Votes For	Votes Withheld	Abstain
Paolo M. Cucchi	49,970,453	31,430,202	1,022,628
Eileen A. Kamerick	54,161,738	27,281,691	979,854
Jane E. Trust	76,203,979	5,250,553	968,751

As of April 9, 2021, in addition to Paolo M. Cucchi, Eileen A. Kamerick and Jane E. Trust, the other Directors of the Fund were as follows:

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

William R. Hutchinson

Nisha Kumar

Ratification of Selection of Independent Registered Public Accountants

To ratify the selection of PricewaterhouseCoopers LLP (“PwC”) as independent registered public accountants of the Fund for the fiscal year ended September 30, 2021:

For	Against	Abstain
80,649,636	965,976	807,670

34	Western Asset High Income Opportunity Fund Inc.

Dividend reinvestment plan (unaudited)

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date;

Western Asset High Income Opportunity Fund Inc.	35

Dividend reinvestment plan (unaudited) (cont’d)

otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151.

36	Western Asset High Income Opportunity Fund Inc.

Western Asset

High Income Opportunity Fund Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

William R. Hutchinson

Eileen A. Kamerick

Nisha Kumar

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Christopher Berarducci

Treasurer and Principal Financial Officer

Fred Jensen

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

George P. Hoyt

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Jeanne M. Kelly

Senior Vice President

Western Asset High Income Opportunity Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Custodian

The Bank of New York Mellon

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

New York Stock Exchange Symbol

HIO

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-888-777-0102.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset High Income Opportunity Fund Inc.

Western Asset High Income Opportunity Fund Inc.

620 Eighth Avenue

47th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset High Income Opportunity Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WAS04035 5/21 SR21-4146

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a)  (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Income Opportunity Fund Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: May 24, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: May 24, 2021